Note 9 - Retirement Plans - Amounts Recognized in Accumulated Other Comprehensive (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Prior service cost	$ (1)	$ (9)	$ (75)
Net loss	(11,574)	(34,883)	(28,310)
Accumulated other comprehensive pre-tax loss	$ (11,575)	$ (34,892)	$ (28,385)